S000031358 [Member] Investment Objectives and Goals - Columbia Capital Allocation Aggressive Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Capital Allocation Aggressive Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia Capital Allocation Aggressive Portfolio (Aggressive Portfolio or the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.